Intangible Assets, Net	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
12 INTANGIBLE ASSETS, NET
The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	13,196	(2,389)	—	10,807
Trademarks	603	(70)	—	533
Insurance agency license	2,848	(463)	—	2,385
Broadcasting License	86,667	(10,833)	—	75,834
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,492,404	(768,952)	—	723,452
Technology	22,940	(20,926)	(2,014)	—

Total	2,265,898	(1,438,513)	(14,374)	813,011

	As of March 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment Amount	Net Carrying Amount
	RMB	RMB	RMB	RMB
Domain name	12,502	(3,130)	—	9,372
Trademarks	539	(100)	—	439
Insurance agency license	2,848	(605)	—	2,243
Broadcasting License	86,667	(29,405)	—	57,262
Buyer and customer relationship	462,770	(462,770)	—	—
Brand	184,470	(172,110)	(12,360)	—
Strategic business resources	1,405,551	(1,048,862)	—	356,689
Technology	22,940	(20,926)	(2,014)	—

Total	2,178,287	(1,737,908)	(14,374)	426,005

Amortization expenses for intangible assets were RMB194,874, RMB331,294 and RMB341,802 for the years ended March 31, 2019, 2020 and 2021, respectively.
In August 2019, the Company (through its VIE, Hangzhou JuanGua) entered into an agreement to acquire the asset of an internet technology company, including an online audio/video broadcasting license (“Broadcasting License”). The transaction was accounted for as an asset acquisition rather than a business combination as the acquiree company did not meet the criteria of a business and substantially all of the fair value of the gross assets acquired would be concentrated in a single asset. The total cash consideration of RMB65,000 was fully paid by May 2020. A deferred tax liability of RMB21,667 was determined by using a simultaneous equation, and this increased the carrying amount of the Broadcasting License. Management made an assessment that the useful life of the Broadcasting License is estimated to be 56 months in view of the current regulatory environment in connection with the renewal of the license and commenced to record related amortization charges starting from September 2019.

As of March 31, 2021, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2022	333,088
2023	62,703
2024	19,528
2025	2,448
2026	760
Thereafter	7,478

426,005